Segment Information - Schedule of Non-current Assets, Excluding Financial and Deferred Income Tax Assets by Geographic Area (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Intangible assets	SFr 12,206	SFr 8,724	SFr 8,724
Property, plant & equipment	365	431
Right-of-use assets	758	855	SFr 948
Total	13,329	10,010
Others
Disclosure Of Operating Segments [Line Items]
Property, plant & equipment	3	2
Total	3	2
Switzerland
Disclosure Of Operating Segments [Line Items]
Intangible assets	12,206	8,724
Property, plant & equipment	24	29
Right-of-use assets		52
Total	12,230	8,805
Iceland
Disclosure Of Operating Segments [Line Items]
Property, plant & equipment	338	400
Right-of-use assets	758	803
Total	SFr 1,096	SFr 1,203